Statement of cash flows - Schedule of Reconciliation of Profit Before Tax to Cash Generated from Operations (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Cash Flow Statement [Abstract]
Operating profit	£ 2,101	£ 1,964	£ 1,905
Share of results of joint ventures	(41)	(32)	(37)
Amortisation of acquired intangible assets	294	287	313
Amortisation of internally developed intangible assets	249	225	203
Depreciation of property, plant and equipment	58	62	65
Depreciation of right of use assets	82	77	75
Share based remuneration	32	41	39
Total non-cash items	715	692	695
(Increase)/decrease in inventories and pre-publication costs	(14)	(7)	2
(Increase)/decrease in receivables	(116)	(89)	37
Increase/(decrease) in payables	79	27	(76)
Increase in working capital	(51)	(69)	(37)
Cash generated from operations	£ 2,724	£ 2,555	£ 2,526